Commitments and contingencies - Schedule Of Balance Sheet Information Related to Operating Lease (Detail) ¥ in Millions	Sep. 30, 2019 JPY (¥)
Commitments and Contingencies Disclosure [Abstract]
ROU assets	¥ 647,185	[1]
Lease liabilities	¥ 656,409	[1]
Weighted average:
Remaining lease term	15 years 9 months 18 days
Discount rate	0.55%

[1]	ROU assets and lease liabilities were recognized in connection with the adoption of ASU No.2016-02 on April 1, 2019. See Note 1 “Basis of presentation” and Note 2 “Recently issued accounting pronouncements” for further information.